SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Mar. 21, 2013
ASSETS
Total assets	$ 366,967		$ 488,091
Current liabilities:
Accounts payable-intercompany	24,953		24,991
Total current liabilities	164,550		190,968
Total liabilities	216,587		271,435
Stockholders' equity:
Ordinary share: $0.00375 par value; 250,000 authorized shares; 45,444 and 53,322 shares issued at December 31, 2013 and December 31, 2012, respectively; 39,778 and 47,656 shares outstanding at December 31, 2013 and December 31, 2012, respectively (Note 1)(1)	151	[1]	182	[1]
Additional paid-in capital	1,280,810		1,309,761
Treasury stock, at cost: 5,666 and 5,666 shares at December 31, 2013 and December 31, 2012, respectively (Note 2)	(20,421)	[1]	(20,421)	[1]
Accumulated deficit	(1,176,022)		(1,153,301)
Accumulated other comprehensive income	65,862		79,621
Total UTStarcom Holdings Corp. shareholders' equity	150,380		215,842
Total liabilities and equity	366,967		488,091
Additional disclosures
Ordinary share, par value (in dollars per share)	$ 0.00375		$ 0.00375
Ordinary share, authorized shares	250,000,000		250,000,000
Ordinary share, shares issued	45,444,000		53,322,000
Ordinary share, shares outstanding	39,778,000		47,656,000
Treasury shares	5,666,000		5,666,000
Reverse share split ratio	0.33		0.33
Previously reported
Additional disclosures
Ordinary share, par value (in dollars per share)					$ 0.00125
Ordinary share, authorized shares					750,000,000
UTSTARCOM HOLDINGS CORP.
ASSETS
Investment in affiliated companies	177,710		243,426
Total assets	177,710		243,426
Current liabilities:
Accounts payable-intercompany	27,330		27,584
Total current liabilities	27,330		27,584
Total liabilities	27,330		27,584
Stockholders' equity:
Ordinary share: $0.00375 par value; 250,000 authorized shares; 45,444 and 53,322 shares issued at December 31, 2013 and December 31, 2012, respectively; 39,778 and 47,656 shares outstanding at December 31, 2013 and December 31, 2012, respectively (Note 1)(1)	151		182
Additional paid-in capital	1,280,810		1,309,761
Treasury stock, at cost: 5,666 and 5,666 shares at December 31, 2013 and December 31, 2012, respectively (Note 2)	(20,421)		(20,421)
Accumulated deficit	(1,176,022)		(1,153,301)
Accumulated other comprehensive income	65,862		79,621
Total UTStarcom Holdings Corp. shareholders' equity	150,380		215,842
Total liabilities and equity	$ 177,710		$ 243,426
Additional disclosures
Ordinary share, par value (in dollars per share)	$ 0.00125		$ 0.00125		$ 0.00125
Ordinary share, authorized shares	750,000,000		750,000,000		750,000,000
Ordinary share, shares issued	45,444,000		53,322,000
Ordinary share, shares outstanding	39,778,000		47,656,000
Treasury shares	5,666,000		5,666,000
Reverse share split ratio	0.33		0.33

[1]	(1) Authorized share capital of the company was amended by the consolidation of the existing 750,000,000 Ordinary Shares of US$0.00125 par value each into 250,000,000 Ordinary Shares of US$0.00375 par value each, and became effective on March 21, 2013. The authorized shares, issued shares, outstanding shares, and treasury stock shares for 2012 have been adjusted retroactively to reflect the one for three reverse share split.